Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

17. Cash and cash equivalents

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Cash at banks	€358,016	€288,052	€357,630
Term deposits	733,537	713,446	515,632
Money market funds	199,243	149,711	99,977
Cash on hand	—	3	2
Total cash and cash equivalents	€1,290,796	€1,151,211	€973,241

Cash and cash equivalents comprise cash at banks, short term bank deposits and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value. Our cash management strategy monitors and optimizes our liquidity position. Our cash management strategy may allow short term deposits with an original maturity exceeding 3 months while monitoring all liquidity aspects. Cash and cash equivalents comprised €733.5 million of term deposits which all  had an original maturity longer than 3 months. All cash and cash equivalents are available upon maximum one month notice period and without significant penalty. Cash at banks were mainly composed of savings accounts and current accounts. We maintain our bank deposits in highly rated financial institutions to reduce credit risk. Cash invested in highly liquid money market funds represented €199.2 million and was aimed at meeting short-term cash commitments, while reducing the counterparty risk of investment.

On December 31, 2018 our cash and cash equivalents included $320.5 million held in U.S.dollars, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/U.S.dollar exchange rate as our functional currency is EUR.